Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payment - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Future Minimum Lease Payment Abstract
2023	$ 1,184	$ 1,577
2024	1,087	1,087
2025	5	5
2026	3	3
Thereafter
Total minimum lease payment	$ 2,279	$ 2,672